Share capital (Tables)	9 Months Ended
Sep. 30, 2016
Equity [Abstract]
Schedule of Preferred Shares Outstanding

At September 30, 2016, the Company had the following preferred shares outstanding:

			Liquidation preference
	Shares		September 30,	December 31,
Series	Authorized	Issued	2016	2015
A	315,000	—	$—	$—
B	260,000	—	—	—
C	40,000,000	—	—	333,044
D	20,000,000	4,981,029	124,526	124,526
E	15,000,000	5,370,600	134,265	134,265
F	20,000,000	5,600,000	140,000	—
G	15,000,000	7,800,000	195,000	—
H	15,000,000	9,000,000	225,000	—
R	1,000,000	—	—	—

(i)

In June 2016, the Company redeemed 13,321,774 of its Series C preferred shares, representing all of the issued and outstanding Series C preferred shares, at $25.00 per share for a total of approximately $333,074,000 including related expenses.

(ii)

In May 2016, the Company issued 5,600,000 Series F preferred shares for gross proceeds of $140,000,000.  The Series F preferred shares can be converted to Class A common shares at a conversion price of $18.00 per share.  The dividend rate is initially set at 6.95%, but will increase by 1% annually after the fifth anniversary date to a maximum of 10.5% by the ninth anniversary date, or will increase to 10.5% on January 1, 2018 if we do not acquire all of the membership interests in GCI or all or substantially all of the assets of GCI by December 31, 2017.  The Company has the right to call the Series F preferred shares at par plus any accumulated and unpaid dividends any time after the dividend increases above 6.95%.

(iii)

In June 2016, the Company issued 4,600,000 Series G preferred shares for gross proceeds of $115,000,000.  In August 2016, the Company issued an additional 3,200,000 Series G preferred shares for gross proceeds of $80,000,000 including accrued dividends to August 25, 2016.  The Series G preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 8.20% per annum.  At any time on or after June 16, 2021, the Series G preferred shares may be redeemed by the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends.  The Series G preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

(iv)

In August 2016, the Company issued 9,000,000 Series H preferred shares for gross proceeds of $225,000,000.  The Series H preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 7.875% per annum.  At any time on or after August 11, 2021, the Series H preferred shares may be redeemed by the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends.  The Series H preferred shares are not convertible into common shares and are not redeemable at the option of the holder.